Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Convertible preferred stock	$ 0.0001	$ 0.0001
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	3,632,165	3,627,242
Common Stock, Shares, Outstanding	3,632,165	3,627,242
Previously Reported [Member]
Common Stock, Shares Authorized	7,576,476	7,576,476
Common Stock, Shares, Issued	3,632,165	3,632,165
Common Stock, Shares, Outstanding	3,627,242	3,627,242
Series Seed 1 Convertible Preferred Stock [Member] | Previously Reported [Member]
Convertible preferred stock	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	4,100,167	4,100,167
Temporary Equity, Shares Issued	3,876,721	3,876,721
Temporary Equity, Shares Outstanding	3,876,721	3,876,721
Temporary Equity, Liquidation Preference	$ 37,820,127	$ 37,820,127
Series Seed 2 Convertible Preferred Stock [Member] | Previously Reported [Member]
Convertible preferred stock	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	64,065	64,065
Temporary Equity, Shares Issued	64,065	64,065
Temporary Equity, Shares Outstanding	64,065	64,065
Temporary Equity, Liquidation Preference	$ 500,000	$ 500,000